Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of Beta FinTech and its wholly-owned subsidiaries. A subsidiary is an entity (including a structured entity), directly or indirectly, controlled by Beta FinTech. The financial statements of the subsidiaries are prepared for the same reporting period as Beta FinTech, using consistent accounting policies. All significant assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Company are eliminated in consolidation.

Foreign currency translation

Foreign currency translation

The Company uses United States Dollar (“US$” or “$”) as its reporting currency. The functional currency of Beta FinTech and its subsidiaries in Cayman Islands and British Virgin Islands is US$ and the Company’s subsidiary in Hong Kong is Hong Kong dollar (“HKD”), which is its respective local currency based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the statements of income and comprehensive income during the year in which they occur.

	As of June 30,
	2025	2024
Year-end spot rate	7.8499	7.8083
	For the years ended June 30,
	2025	2024
Average rate	7.7893	7.8190

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities as at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting periods. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for expected credit losses and allowance for deferred tax assets. Actual results may differ from these estimates.

Recent adopted accounting standard updates

Recent adopted accounting standard updates

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The new accounting standard introduced the current expected credit losses methodology (“CECL”) for estimating allowances for credit losses. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized costs, including loans and trade receivables. ASU 2016-13 is effective for the Company, as an emerging growth company, for annual and interim reporting periods beginning after December 15, 2022. The Company adopted the standard on July 1, 2023 using the modified retrospective method for all financial assets in scope. The adoption of the standard did not have a material impact on the Company’s consolidated statements of income, or consolidated statements of cash flows.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU are intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. This ASU requires disclosure of significant segment expenses that are regularly provided to the chief operating decision mark (CODM), an amount for other segment items by reportable segment and a description of its composition, all annual disclosures required by FASB ASU Topic 280 in interim periods as well, and the title and position of the CODM and how the CODM uses the reported measures. Additionally, this ASU requires that at least one of the reported segment profit and loss measures should be the measure that is most consistent with the measurement principles used in an entity’s consolidated financial statements. Lastly, this ASU requires public business entities with a single reportable segment to provide all disclosures required by these amendments in this ASU and all existing segment disclosures in Topic 280. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 on July 1, 2024 using the modified retrospective method for all financial assets in scope. The adoption of the standard did not have a material impact on the Company’s consolidated statements of income, or consolidated statements of cash flows.

Fair value measurement

Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•        Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•        Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amounts of cash and cash equivalents, restricted cash, loans to customers, receivables from customers, brokers-dealers and clearing organizations, other current assets, amounts due from related parties, payables to customers and accrued expenses and other payables approximate their fair values because of their generally short maturities. The carrying amount of operating lease liabilities approximate their fair values since they bear an interest rate which approximates market interest rates.

Mezzanine Equity

Mezzanine Equity

Ordinary Shares Subject to Possible Redemption

Mezzanine equity represents redeemable ordinary shares issued by the Company to a third party, Wellcell Tech (HK) Co., Limited. Redeemable ordinary shares are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain events outside of the Company’s control. Therefore, the Company classifies the redeemable ordinary shares as mezzanine equity. Redeemable ordinary shares are recorded at 100% of the issue price plus a simple interest rate of 8% per annum.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The details of related party transactions during the years ended June 30, 2025 and 2024 and balances as of June 30, 2025 and 2024 are set out in the Note 11.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash at bank and demand deposits which have original maturities less than three months and are unrestricted as to withdrawal or use. The Company maintains bank accounts in Hong Kong. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Restricted cash and payable to customers

Restricted cash and payable to customers

The balance of restricted cash represents the bank balance that the Company held in trust for the benefit of its customers. The Company maintains segregated bank accounts with authorized institutions to hold customers’ monies arising from its normal course of business. The segregated customers account balance is restricted for customer transactions and governed by the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance. The Company has classified such segregated customers account balances as restricted cash and recognized the corresponding payables to customers under the liabilities section. Interest income from restricted cash belongs to the Company as agreed with the customers and will be transferred to the bank accounts of the Company on a monthly basis with acknowledgement from client from the bank accounts of restricted cash. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on restricted cash.

Payable to customers arise from the business of dealing with investment securities. Payable to customers represent payable to the Company’s customer in relation to the securities trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to proceed the trading orders requested by its customers due on pending trades and payable on demand, as well as the bank balances held on behalf of customers for any forthcoming trades to be requested by customers. The significant increase in payables to customers was mainly attributable to: (i) timing differences of one day for U.S. stock capital market and two days for Hong Kong stock market between the trade date and settlement date; and (ii) an increase in both the number of customers depositing funds and the average deposit amount per customer reflecting heightened client engagement in response to the favorable outlook for both the Hong Kong and U.S. capital markets.

Loans to customers, net

Loans to customers, net

Loans primarily include margin loans extended to customers, collateralized by customers’ securities and are carried at the amount receivable (at amortized cost) net of allowance for expected credit losses. No minimum deposit is required to open and maintain a margin account before customers commence trading of securities on a margin account. Collateral is required to be maintained at specified minimum levels, which is larger than the outstanding balance loans, at all times. The Company monitors margin levels and requires customers to provide same additional securities as collateral, or reduce margin positions, to meet minimum collateral requirements if the fair value of the collateral changes. The Company has the right to realize any securities in customers’ account at prevailing market prices in the situation of default. Loans to customers are considered to be in default if customers fail to provide additional securities as collateral or reduce margin positions to maintain required margin levels within the specified timeframe, ranging from one day to one week, following a decrease in the fair value of the collateral below the minimum required threshold, ranging from 20% to 50%. The minimum required threshold is determined by responsible officer of Beta HK on a case-by-case basis, by taking into account the previous transaction records and types of securities, which are then subject to risk level, qualities and/or risk level of asset to be pledged, transaction frequency and market conditions and so on. The margin levels maintained by Beta HK comply with Beta HK’s internal risk management profile, as well as SFC regulatory requirements. For example, if a customer’s collateral is one of the Blue Chip Stocks and the customer has previous transactions with good credibility, the Company will grant a margin loan of 50% of the fair value of the collateral to the customer.

The Company applies the practical expedient based on collateral maintenance provisions under Accounting Standards Codification (ASC) 326, Financial Instruments — Credit Losses, in estimating an allowance for credit losses for collateral-dependent assets. In accordance with the practical expedient, when the Company reasonably expects that borrowers (or counterparties, as applicable) will replenish the collateral as required, there is no expectation of credit losses when the collateral’s fair value is greater than the amortized cost of the financial asset. If the amortized cost exceeds the fair value of collateral, then credit losses are estimated only on the unsecured portion. The Company’s policy is to charge off any delinquent margin loans, including the accrued interest on such loans. Accrued interest charged off is recognized as credit loss expense in the consolidated statements of income and comprehensive income. Margin loans are considered delinquent when customers fail to meet margin calls and evidenced by the bankruptcy of customers. All margin calls issued related to margin loans have been met as of June 30, 2025 and 2024. Customers with margin loans have agreed to allow the Company to pledge collateralized securities in accordance with applicable regulations. The collateral is not reflected in the financial statements. The Company is permitted to repledge any of the securities collateral. Pursuant to section 8A of the Securities and Futures (Client Securities) Rules (Cap 571H), the maximum aggregate market value of repledged securities must not exceed 140% of the value of margin loan balance at the end of a trading day. The Company is authorized to sell the securities collateral for the discharge and satisfaction of customers’ settlement obligations and liabilities. During the years ended June 30, 2025 and 2024, there is no collateral that has been repledged or sold. As of June 30, 2025 and 2024, allowance for expected credit losses was nil resulting from the assessment of credit losses for loans to customers.

Receivables from customers and broker-dealers and clearing organizations, net

Receivables from customers and broker-dealers and clearing organizations, net

Receivables from customers arise from the brokerage transactions of dealing with investment securities for cash customers.

Receivables from broker-dealers and clearing organizations arise from the business of dealing with investment securities. Broker-dealers will require balances to be placed with them in order to proceed the US stock and HK stock trading orders requested by the customers. Receivables from clearing organizations typically represent proceeds receivable on trades that have yet to settle and are usually collected within two business days after the trade date.

In evaluating the collectability of receivables balances, the Company measures the loss allowance for receivables from customers at an amount equal to current expected credit losses (“CECL”). The CECL is estimated by applying relevant information that incorporates both historical credit loss experience and forward-looking information. The matrix is built based on the probability of default (PD) and loss given default (LGD), which are calibrated using factors such as the customer’s creditworthiness, payment history, and the aging of the receivable balance. The receivables from customers are generally settled within 3 months from the date of transaction. As of June 30, 2025 and 2024, no allowance for expected credit losses was recognized.

The receivables from broker-dealers and clearing organizations, such as Hong Kong Exchanges and Clearing Limited (“HKEx”), are viewed as past due or delinquent based on the recently payments records. As of June 30, 2025 and 2024, no receivables from broker-dealers are past due or delinquent based on the repayment history of broker-dealers and the subsequent settlement. As of June 30, 2025 and 2024, no receivables from clearing organizations are past due or delinquent as the receivables are normally being settled within two business days after the trade dates (for both buy and sell).

The Company regularly reviews the adequacy and appropriateness of the allowance for expected credit losses. In order to manage the collectability of receivables from customers, broker-dealers, and clearing organizations properly, the Company has adopted the following policies. First, the Company issues customer statements or payment instruction letters monthly. Second, the Company monitors aging reports and sends reminders for settlement after one month of transaction date. If payments are overdue, the Company will further perform collection process including calling customers or sending emails to customers, negotiating the settlement plans, and resolving any disputes with customers and even taking legal action against the customers which will be the last resort. The receivables will be written off after all these collection efforts have ceased in which objective evidence is available for the uncollectible typically including the bankruptcy of customers, or the insolvency of broker-dealers or clearing organizations. As of June 30, 2025 and 2024, the allowance for expected credit losses on and written off of receivables from customers, broker-dealers and clearing organizations was nil since all of the receivables were subsequently settled and no indication of default from any of our customers, broker-dealers or clearing organizations.

Investment in non-marketable equity security, net

Investment in non-marketable equity security represents the investment of HK$1.17 (approximately $0) representing 15% of equity interest in a private entity, in which the Company does not have control or significant influence over the equity interests. The investment does not have a readily determinable fair value and is stated at amortized cost, less any impairment. At each reporting period, the Company makes a qualitative and quantitative assessment considering impairment indicators to evaluate whether the investment is impaired. As of June 30, 2025, there is no operation in the investee and management believes that the Company’s investment in non-marketable equity security is not impaired.

Prepaid expenses and refundable deposits, net

Prepaid expenses and refundable deposits, net

Prepaid expenses mainly represented the prepaid professional fee to a related party for IT technical support to the Company, selling and marketing expenses and other general and administrative expenses. The balances are classified as current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of June 30, 2025 and 2024, prepaid expenses amounted to $10,903 and $94,112 and management believes that the Company’s prepaid expenses are not impaired.

Refundable deposits mainly represented the rental deposits for the corporate office and deposits to clearing organizations. Deposits are classified as non-current as they are not expected to be refunded within 12 months after the reporting period. As a clearing member firm of HKEx, the Company is exposed to clearing member credit risk. HKEx requires member firms to deposit cash to a clearing fund. If a clearing member defaults in its obligations to clearing organizations in an amount larger than its own margin and clearing fund deposits, the shortfall is absorbed pro rata from the deposits of the other clearing members. HKEx has the authority to assess their members for additional funds if the clearing fund is depleted. A large clearing member default could result in a substantial cost if the Company is required to pay such additional funds. The balances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. Due to the nature of the counterparties — being established commercial landlords and a systemically important financial exchange (HKEx) — the credit risk associated with these deposits is considered minimal. Consequently, the carrying amount of these deposits is deemed to approximate their recoverable value and the Company believes that the Company’s refundable deposits are not impaired as of June 30, 2025 and 2024. As of June 30, 2025 and 2024, total refundable deposits were $165,040 and $269,499, respectively, with current portion of $51,490 and nil, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to statements of income and comprehensive income as incurred, while additions, renewals and improvements, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Intangible assets, net

Intangible assets, net

Intangible assets consist of eligibility rights to trade on or through HKEx and the right to use a trading system acquired by the Company. Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite.

The trading right on HKEx was originally recognized at cost. Management has determined that the trading right on HKEx have indefinite useful lives due to no expiry date for the access right which will be offered to the Company as long as the Company operates continuously. These intangible assets are not amortized but tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

The right to use a trading system is stated at cost less accumulated amortization and impairment losses, if any. It is amortized on a straight-line basis over the estimated useful life of three years arising from contractual rights.

Deferred offering costs

Deferred offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to consolidated statements of income. As of June 30, 2025 and 2024, the Company deferred US$732,266 and US$114,071 of offering costs. Such costs will be deferred until the closing of the IPO, at which time the deferred costs will be offset against the offering proceeds.

Prepayment for acquisition of intangible assets

Prepayment for acquisition of intangible assets

Prepayment for acquisition of intangible assets represented the costs paid in the current year directly attributable to obtaining Nasdaq broker-dealer license, such as application fees paid to regulatory bodies (e.g., FINRA, SEC) and external professional service fees incurred during the application process, are recognized as an asset on the balance sheet while the application is in process and the outcome is uncertain.

The license application encompasses several key business scopes including underwriting and selling group memberships (USG, RES), a range of broker-dealer activities, and the distribution of mutual funds and variable products.

Upon successful approval of the license, these capitalized costs are reclassified to “intangible assets, net”. If the application is unsuccessful or aborted, all previously capitalized costs are immediately expensed within “other general and administrative expenses” in the period in which the determination is made.

As of June 30, 2025, prepayment for acquisition of intangible assets amounted to $165,500, primarily consisting of costs capitalized for regulatory license applications. These costs are directly attributable to the Company’s application for a Nasdaq broker-dealer license.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, “Property, Plant and Equipment”.

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

There was no impairment loss recognized for the years ended June 30, 2025 and 2024.

Accrued expenses and other payables

Accrued expenses and other payables

Accrued expenses and other payable primarily include accrued professional fee, employee salaries and benefits and other accruals and payable for the operation of the ordinary course of business.

Contract liabilities

Contract liabilities

Contract liabilities represent advances received from a client in relation to the provision of financial advisory services for U.S. IPO in prior year. The Company bills its customers based upon contractual schedules. Advance payments received in excess of related accounts receivable are presented as contract liabilities on the consolidated balance sheets. The contract liabilities will be recognized as revenue and credited to statement of operation upon completion of performance obligation (i.e. the successful listing of the customers) since there is no right of payment from customers before the completion of service. As of June 30, 2025 and 2024, the services were under process and recognized the receipt of nil and US$192,103 as contract liabilities.

Lease

Lease

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All leases in the Company are accounted for as operating leases.

The Company determines whether an arrangement contains a lease at inception. On the balance sheet, the Company’s corporate office lease is recognized as an operating lease right-of-use (ROU) asset, with a corresponding liability presented as the current portion of operating lease liability and the non-current portion of operating lease liability.

ROU assets represent the Company’s right to use the underlying asset for the lease term, while lease liabilities represent its obligation to make lease payments arising from the lease. Both operating lease ROU assets and corresponding lease liabilities are recognized at the commencement date at the present value of lease payments over the lease term. For leases that do not provide an implicit interest rate, the Company uses its incremental borrowing rate, based on the information available at the commencement date, to determine the present value of future lease payments. The implicit rate is used when readily determinable. Lease expense related to lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in our office lease. The Company reviews the underlying objective of each contract, the terms of the contract, and consider its current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU assets and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2025 and 2024, the Company did not have any impairment loss against its operating lease right-of-use assets.

Revenue recognition

Revenue recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

The five-step model defined by ASC 606 requires the Company to (i) identify its contracts with clients, (ii) identify its performance obligations under those contracts, (iii) determine the transaction prices of those contracts, (iv) allocate the transaction prices to its performance obligations in those contracts, and (v) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the client in an amount that reflects the consideration expected in exchange for those goods or services.

The Company has elected to apply the practical expedient in paragraph ASC 606-10-50-14 and does not disclose information about remaining performance obligations that have original expected durations of one year or less. The Company elected a practical expedient that it does not adjust the promised amount of consideration for the effects of a significant financing component if the Company expects that, upon the inception of revenue contracts, the period between when the Company transfers its promised services or deliverables to its clients and when the clients pay for those services or deliverables will be one year or less.

The determination of whether revenues should be reported on a gross or net basis is based on the Company’s assessment of whether it is the principal or an agent in the transaction in accordance with ASC 606-10-55 and depends on whether the promise to the customer is to provide the products or services or to facilitate a sale by a third party. The nature of the promise depends on whether the Company controls the products or services prior to transferring it. When the Company controls the products or services, the promise is to provide and deliver the products or services and revenue is presented gross. When the Company does not control the products or services, the promise is to facilitate the sale and revenue is presented net. To distinguish a promise to provide products or services from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in its arrangements with both suppliers and customers.

As a practical expedient, the Company elected to expense the incremental costs of obtaining a contract when incurred if the amortization period of the asset that the Company otherwise would have recognized is one year or less.

The Company does not offer any credits or discounts, rebates, price concessions or other similar privileges to customers. Due to the nature of services, the Company does not permit refund to customers.

The Company currently generates its revenue from the following main sources:

(1) Securities brokerage commissions and handling fee

The Company acts as an agent to provide securities brokerage services in trades execution on behalf of customers, who are individual customers or corporate customers (i.e. brokers), in return for securities brokerage commission income. The Company enters into a distinct contract with customers that governs the terms and conditions for securities trade execution, which may be terminated at will in written notice by either the customer or the Company without any termination penalty. The commercial substance of the contract exists when a trade order is placed by the customer through the Company as the customer would have an obligation to pay consideration for its services. Trade execution and clearing services are bundled into a single performance obligation as they are both inputs to the single promise, i.e. security trading, and are not considered separately identifiable. Securities brokerage commission is charged on a fixed commission rate ranging at 0.006% to 0.03% of the transaction amount for normal securities trading and at 1% for IPO securities trading as quoted by the Company and stipulated in the contracts for trade execution. Hence, the securities brokerage commission is considered variable consideration. The entire securities brokerage commission is allocated to a single performance obligation. Securities brokerage commission is recognized at a point in time when the trades (buy or sell of securities) are executed since the benefit of the service transfers to the customer when the Company completes the order. Commission fees are directly charged from the customer’s account when the transactions are executed by retaining the commission fees from transaction amount before transferring back the residual amount to customers.

Handling fee generated from provision of services such as dividend collection and handling of physical certificates or legal documents or accounts that have limited or no activity to individual customers or corporate customers (i.e. brokers). The Company enters into a distinct contract with customers that governs the terms and conditions for the above-mentioned services, which may be terminated at will in written notice by either the customer or the Company without a termination penalty. The commercial substance of the contract exists when services instruction is placed by the customer to the Company as the customer would have an obligation to pay consideration for its services. Dividend collection handling income is recognized at the time when the performance obligation has been satisfied by receiving dividends by the Company on behalf of customers. When the Company receives the cash dividend distributed by the securities on behalf of customers, the net dividend after deducting the dividend collection handling fee will be deposited into the customers’ bank account. Dividend collection handling income is charged at fixed percentage of dividend collected and it is considered as variable consideration. Other handling income charged for handling securities certificates is recognized at the point in time when the performance obligation has been satisfied by successfully processing or transferring of certificates from securities. There is no variable consideration but a fixed charge per instruction. The Company acts as an agent and handling income is directly charged from the customer’s account when the transactions are executed. All handling fees are non-refundable and non-cancellable after execution was performed.

(2) Placing services

The Company acts as placing agent by participating in placing exercises in IPOs or other fundraising activities in HKEX in return for placing commissions and/or fees.

The Company enters into a distinct placing agreement with its customers, generally the securities issuers for the provision of placing services. The placing services are distinct and identified as one performance obligation. The Company provides placing services by using its reasonable best efforts to procure potential subscribers and raise capital for securities issuers. The Company provides no guarantee for the successful procuring of potential investors and will not be penalized for any failed placing activities. The Company has no legal title of the securities for listing. The Company is entitled to placing commission based on fixed percentage of the gross amount of fundraising from the transaction, either IPO or other fundraising activities and is to be received in one lump sum payment at the completion of services as stipulated in the placing agreement. Hence, it is considered as variable consideration. Hence, revenue from providing placing services to customers is recognized at a point in time when the transaction and the performance obligations are completed, which is generally at the completion of an IPO, i.e., listing on HKEX, or the completion of a placement by client. In the situation of cessation of IPO or other fundraising activities by customers or failure of IPO or other fundraising activities, the Company is not entitled to receive any consideration. The contractual payment terms are typically due no more than 30 days from the completion of transaction. During the years ended June 30, 2025 and 2024, all placing services have completed and received. No other obligations or follow-up actions are required by the Company after the placing activities have been completed.

(3) Underwriting services fee

The Company acts as an underwriter for the Chinese companies who are seeking to issue the U.S. dollar-denominated municipal bonds in the capital market. Such services include soliciting potential buyers for the Chinese companies and assisting them to successfully issue the bonds in the market.

The Company enters into a distinct underwriting agreement with its customers, generally the private entities for issuance of bonds listed on Chongwa (Macao) Financial Asset Exchange Co., Ltd. (“MOX”) or HKEX. The underwriting services are distinct and identified as one performance obligation. The Company provides underwriting services by using its reasonable best efforts to procure potential subscribers and raise capital for bond issuers. The Company provides no guarantee for the successful procuring of potential investors and will not be penalized for any failed underwriting activities. The Company has no legal title of the bonds to be issued. The Company is entitled to underwriting commission based on fixed percentage of the gross amount of bond issue and is to be received in one lump sum payment at the completion of services as stipulated in the underwriting agreement. Hence, it is considered as variable consideration. As a result, revenue from underwriting services to customers is recognized at a point in time when the transaction and the performance obligations are completed, which is generally at the completion of successful listing of bonds on MOX or HKEX. In the situation of cessation of bond issue by customers or failure of underwriting service for the fundraising activities, the Company is not entitled to receive any consideration. The contractual payment terms are typically due no more than 30 days from the completion of transaction. No other obligations or follow-up actions are required by the Company after the underwriting activities have been completed.

During the year ended June 30, 2025, the Company completed underwriting services for five bonds successfully listed on MOX and a total consideration of US$692,835 was received and recognized as revenue from underwriting services. During the year ended June 30, 2024, no such services were provided.

(4) Financial advisory services

The Company acts as a general coordinator and consultant to companies seeking to list on stock exchanges in the U.S., such as NASDAQ or NYSE, and guides its clients through the entire listing process. Such services encompass a broad scope, including selecting and engaging suitable intermediaries such as the potential issuer’s securities and local counsels, auditors, lead underwriters, underwriters’ counsels, printing companies, stock transfer companies, and investor relations firms. The Company also organizes, coordinates, and supervises all intermediaries, according to the client’s listing schedule, to ensure that the listing process remains on track, and helps its clients address and resolve any issues that arise during the listing process. The Company also assists the investment bank in organizing and securing investments in the IPO. (Collectively, the “financial advisory services”.)

The Company enters into a distinct financial advisory agreement with its customers, generally the corporate customers pursuing listing on U.S. capital markets, for the provision of financial advisory services. The contract has either one-year period or without specified expiry date but will be terminated/ended upon the successful listing of the customers. As the advisory services involve a series of tasks which are interrelated and are not separable or distinct as the customers cannot benefit from any standalone task and those tasks are the necessary process to complete performance obligation, i.e. assist customers to be listed on the stock exchanges in the U.S. They are not bundled or combined since every service agreement will be tailor-made based on customers’ needs. Hence, it is impractical to complete the advisory services without those series of tasks mentioned above. The Company concludes that financial advisory services are accounted for as a single performance obligation. Pursuant to the agreements, the service fees are either (i) paid by one lump sum fixed fee upon the completion of performance obligation; or (ii) paid by installments with both (a) fixed portion to be paid in milestones, such as upon entering into the engagement letters, confidential submission of F-1 registration statement and public filing of F-1 registration statement, and (b) variable portion to be paid upon successful listing which is based on certain percentage of the gross proceeds obtained by the customers from the listing. The consideration is non-refundable unless unsuccessful listing by the customers due to non-controllable factors, such as change of regulations. Hence, revenue from providing financial advisory services to customers is recognized at a point in time when the transaction and the performance obligation is completed, i.e. the successful listing of the customers or expiry of contract and the termination is mutually agreed between the Company and its customers.

The Company was also engaged by Beta Financial Investment Limited, a 15% of equity investment, to provide business and operational strategy advisory services. The Company has concluded that the advisory service is a continuous performance obligation that meets the criteria for recognizing revenue over time, as the customer simultaneously receives and consumes the benefits provided by the Company. The fee is charged to Beta Financial Investment Limited on monthly basis and hence, revenue was recognized on monthly basis and the entire contract is identified as a single performance obligation in accordance with ASC 606. For the years ended June 30, 2025 and 2024, the Company recognized revenue from Beta Financial Investment Limited amounted to US$146,631 and nil, respectively.

Contract liabilities will be recognized upon receipt of advance payment and transferred to revenue upon completion of performance obligation. During the year ended June 30, 2025, US$833,219 was received for the financial advisory services from the customers and whole amount US$833,688 was recognized as revenue upon the completion of performance obligations, while foreign exchange losses of US$469 was recognized as “Other income (expense), net” and nil was recognized as contract liabilities as of June 30, 2025. While contract liabilities of US$192,103 recognized as of June 30, 2024 was transferred to revenue upon the completion of performance obligation during the year ended June 30, 2025.

(5) Custodial and other related income

The Company provides custodial service to investment companies in return of a monthly custodial fee and services income. The Company enters a distinct contract with its customers for the provision of custodial and other services. The Company concludes that each monthly custodian and other service is distinct and meets the criteria for recognizing revenue over time. In addition, the Company concludes that the services provided each month are substantially similar and result in the transfer of substantially similar services to the customers each month. That is, the benefit consumed by the customers is substantially similar for each month, even though the exact volume of services may vary. Therefore, the Company concludes that the monthly custodial and other services satisfy the requirements of ASC 606-10-25-14(b) to be accounted for as a single performance obligation. The transaction price is variable consideration. The custodial income is charged at higher of approximately 0.2% per annum of the amount of investments under custody or at a fixed fee according to terms specified in the contract. The Company recognizes custodial income on a monthly basis when it satisfies its performance obligations throughout the contract terms based on output method. The amount is not refundable and there is no right of return. There is no contract asset that the Company has the right to consider in exchange for its services that the Company has transferred to its clients. Such right is not conditional on something other than the passage of time.

(6) Interest income from loans to customers

The Company earns interest income primarily from its margin loans or IPO financing offered to customers in relation to the securities brokerage services. The Company enters into a contract with customer upon customer submission of financing application. The Company offers rolling margin loans or IPO financing to individual customers as a principal with its own funding. The transaction price is a variable consideration as interest income is charged at the fixed interest rate over daily loan principal amount outstanding. Revenue is receivable upon passage of time and recognized over the period that the margin loans or IPO financing are outstanding. During the years ended June 30, 2025 and 2024, the effective interest rate ranges from 4.8% to 12.87% per annum. Interest income is directly charged from the client money account at each month end.

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended June 30,
	2025	2024
	US$	US$
Securities brokerage commissions and handling fee – third parties	1,284,882	292,727
Securities brokerage commissions and handling fee – related parties	7,678	—
Placing services fee	196,160	1,900,020
Underwriting services fee	692,835	—
Financial advisory service income – third parties	879,160	—
Financial advisory service income – a related party	146,631	—
Custodial and other service income	8,784	127,717
Interest income from loans to customers – third parties	210,115	27,771
Interest income from loans to customers – a related party	3,169	145
	3,429,414	2,348,380

Revenue disaggregated by timing of revenue recognition for the years ended June 30, 2025 and 2024 is disclosed in the table below:

	For the years ended June 30,
	2025	2024
	US$	US$
Over time:
Custodial and other service income	8,784	127,717
Interest income from loans to customers	213,284	27,916
Financial advisory service income	146,631

Point in time:
Securities brokerage commissions and handling fee	1,292,560	292,727
Placing services fee	196,160	1,900,020
Underwriting services fee	692,835	—
Financial advisory service income	879,160	—
	3,429,414	2,348,380

Other income

Other income

Interest income is mainly generated from savings and time deposits which are less than three months, and is recognized on an accrual basis using the effective interest method. Intertest income receives from banks on a monthly basis.

Selling and marketing expenses

Selling and marketing expenses

Selling and marketing expenses consist primarily of advertising and marketing expenses. The respective costs for promotion and marketing were charged to consolidated statements of income and comprehensive income when they are incurred. During the years ended June 30, 2025 and 2024, we incurred selling and marketing expenses totaling US$178,839 and US$105,822, respectively.

General and administrative expenses

General and administrative expenses

General and administrative expenses mainly consist of employee salaries and welfares, office lease expense, office supplies and upkeep expenses, legal and professional fees, and other miscellaneous administrative expenses.

Employee benefits plan

Employee benefits plan

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of approximately US$3,837.

During the years ended June 30, 2025 and 2024, the total amount charged to the consolidated statements of income in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were approximately US$18,916 and US$12,535, respectively.

Income taxes

Income taxes

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes (“ASC 740”). Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any tax paid by subsidiaries during the year is recorded. Current tax is based on the profit or loss from ordinary activities adjusted for items that are non-assessable or disallowable for income tax purpose and is calculated using tax rates that have been enacted or substantively enacted at the balance sheet date. ASC 740 also requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and the expected future tax benefit to be derived from tax losses and tax credit carry-forwards. ASC 740 additionally requires the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets, including those related to the U.S. net operating loss carry-forwards, is dependent upon future earnings, if any, of which the timing and amount are uncertain.

The Company follows ASC 740-10-05, Income Tax, which provides guidance for recognizing and measuring uncertain tax positions, and prescribes a threshold condition that a tax position must meet for any of the benefits of the uncertain tax position to be recognized in the financial statements. It also provides accounting guidance on derecognizing, classification and disclosure of these uncertain tax positions.

The Company’s policy on classification of all interest and penalties related to unrecognized income tax positions, if any, is to present them as a component of income tax expense.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM is the chief executive director. Management, including the CODM, reviews operation results by revenue, operating expenses and income from operations of different services, while revenue is the profitability measure used by the CODM in making decisions about allocating resources and assessing performances. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280, because the Company has only one team to provide services to customers. Hence, the Company’s CODM assesses the Company’s performance and results of operations on a consolidated basis. The Company generates substantially all of its revenues from clients in Hong Kong. Accordingly, no geographical segments are presented. Substantially all of the Company’s long-lived assets are located in Hong Kong.

Earnings per share

Earnings per share

The Company computes earnings per share, or EPS, in accordance with ASC Topic 260, Earnings per Share (“ASC 260”). ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the year. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (such as convertible securities, options and warrants) as if they had been converted at the beginning of the years presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended June 30, 2025 and 2024, there were no dilutive shares.

Credit risk

Credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, loans to customers, receivables from customers, broker-dealers and clearing organizations, prepaid expenses and refundable deposits and amount due from related parties.

The Company believes that there is no significant credit risk associated with cash and cash equivalents and restricted cash, which were held by reputable financial institutions in the jurisdictions where the Company is located. The Hong Kong Deposit Protection Board pays compensation up to a limit of approximately US$101,912 (equal to

HKD800,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025 and 2024, balance of US$19,311,048 and US$9,085,678 as cash and cash equivalents and restricted cash was maintained at financial institutions in Hong Kong, respectively, and an aggregate of US$18,947,501 and US$8,814,951 were not insured by the Hong Kong Deposit Protection Board, respectively.

The Company’s credit risk on loans to customers is limited as collateral is required to be maintained at specified minimum levels at all times. The Company monitors margin levels and requires customers to provide additional collateral, or reduce margin positions, to meet minimum collateral requirements if the fair value of the collateral changes.

The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s loans to customers, receivables from customers, broker-dealers and clearing organizations, prepaid expenses and refundable deposits and amount due from related parties are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security from such clients. The Company periodically evaluates the creditworthiness of the existing clients in determining an allowance for expected credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

Concentration risk

Concentration risk

For the year ended June 30, 2025, one customer accounted for approximately 10% of the Company’s total revenue. For the year ended June 30, 2024, three customers accounted for approximately 35%, 24% and 22% of the Company’s total revenue, respectively.

As of June 30, 2025, three customers accounted for approximately 16%, 13% and 11% of the Company’s loans to customers balance. As of June 30, 2024, two customers accounted for approximately 72% and 18% of the Company’s loans to customers balance, respectively.

As of June 30, 2025, no single customer accounted for more than 10% of the Company’s payables to customers balance. As of June 30, 2024, four customers accounted for approximately 15%, 14%, 14% and 13% of the Company’s payables to customers balance, respectively.

Interest rate risk

Interest rate risk

The Company’s exposure on fair value interest rate risk mainly arises from its fixed banks deposits with maturity dates ranging from one day to one month. It also has exposure on cash flow interest rate risk which is mainly arising from its current deposits with banks.

In respect of the exposure to cash flow interest rate risk arising from floating rate non-derivative financial instruments held by the Company, such as cash and cash equivalents and restricted cash, at the end of the reporting period, the Company is not exposed to significant interest rate risk as the interest rates of cash at bank are not expected to change significantly.

Liquidity risk

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. As of June 30, 2025, the Company was not subject to significant liquidity risk.

Foreign currency risk

Foreign currency risk

The reporting currency of the Company is US$. To date the majority of the revenues and expenses are denominated in Hong Kong Dollar and a significant portion of the assets and liabilities are denominated in Hong Kong Dollars. There was no significant exposure to foreign exchange rate fluctuations and the Company has not maintained any hedging policy against foreign currency risk. The management will consider hedging significant currency exposure should the need arise.

Recent accounting pronouncements

Recent accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which improves income tax disclosures. The amendments require the disclosure of specific categories in the rate reconciliation and additional information for reconciling items that meet a quantitative threshold. The amendments also require disaggregated information about the amount of income taxes paid (net of refunds received), Income (or loss) from continuing operations before income tax expense (or benefit) and Income tax expense (or benefit) from continuing operations. The new guidance is required to be applied either prospectively or retrospectively. This guidance is effective for the Company’s fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the Company’s consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The adoption did not have material impact on the Company’s consolidated financial statement.

In November 2024, the FASB issued ASU 2024-03 “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses” (“ASU 2024-03”). The amendments in this update intend to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general and administrative expenses, and research and development). ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

In January 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The amendment clarifies the effective date of ASU No. 2024-03 that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted. The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements.

In July 2025, the FASB issued Accounting Standards Update (ASU) No. 2025-05, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendment provides (1) all entities with a practical expedient to assume that current conditions as of the balance sheet date do not change for the remaining life of the assets and (2) entities other than public business entities with an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of the above new accounting pronouncements or guidance on the consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, statements of income and comprehensive income and cash flows.